CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating costs:
Loss from operations	$ (21,437,283)	$ (23,229,196)	$ (55,141,832)	$ (42,815,016)	$ (86,557,722)	$ 8,153,526
Other (expense) income, net:
Financing expense	(2,742,902)	(945,279)	(4,307,057)	(1,517,070)	(2,366,014)	(3,657,958)
Other income	5,617,626	723,372	1,879,057	1,041,841	124,729	(1,838,837)
(Loss) income before provision for income taxes	(15,819,657)	(22,505,824)	(53,262,775)	(41,773,175)	(86,432,993)	6,314,689
Provision for income taxes				4,403,068	(3,534,602)	2,697,435
Net (loss) income	$ (15,882,522)	$ (22,482,813)	$ (53,299,432)	$ (37,326,897)	$ (89,795,494)	$ 9,163,794
Weighted average shares outstanding, basic	27,928,342	25,276,878	27,574,641	25,138,698	25,791,117	24,775,858
Weighted average shares outstanding, diluted	27,928,342	25,276,878	27,574,641	25,138,698	25,791,117	25,929,246
Basic net (loss) income per share	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)	$ (3.482)	$ 0.37
Diluted net (loss) income per share	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)	$ (3.482)	$ 0.353
Southport Acquisition Corp
Operating costs:
Legal and accounting expenses	$ 170,705	$ 82,785	$ 345,022	$ 143,331	$ 721,446	$ 712,495
Insurance expense	25,726	80,138	50,593	175,289	227,134	251,768
Franchise tax expense	3,579	50,000	(182,785)	125,874	238,542	226,974
Listing fees		21,250		42,500		85,000
Other operating costs					14,302	7,795
Loss from operations	(342,238)	(287,728)	(418,987)	(694,302)	(1,587,286)	(1,670,440)
Other (expense) income, net:
Change in fair value of warrant liability	(1,217,750)	(331,450)	(1,158,850)	116,500	(4,058,500)	(53,450)
Dividend income on marketable securities held in Trust Account	4,521	163,615	9,015	723,522	966,174	6,707,678
Financing expense					(274,973)	(934,906)
Other income	(1,213,229)	(167,835)	(1,149,835)	565,049	(3,367,299)	5,719,322
(Loss) income before provision for income taxes	(1,555,467)	(455,563)	(1,568,822)	(129,253)	(4,954,585)	4,048,882
Provision for income taxes	(277)	(49,421)	(88,604)	(114,124)	(152,466)	(1,319,280)
Net (loss) income	(1,555,744)	(504,984)	(1,657,426)	(243,377)	(5,107,051)	2,729,602
Southport Acquisition Corp | Nonrelated Party
Operating costs:
Administrative expenses	97,228	7,079	115,994	113,828	205,862	154,908
Southport Acquisition Corp | Related Party
Operating costs:
Administrative expenses	$ 45,000	$ 45,000	$ 90,000	$ 90,000	$ 180,000	$ 231,500
Southport Acquisition Corp | Class A common stock subject to redemption
Other (expense) income, net:
Weighted average shares outstanding, basic	37,987	1,163,113	37,987	2,377,588	1,613,326	12,413,050
Weighted average shares outstanding, diluted	37,987	1,163,113	37,987	2,377,588	1,613,326	12,413,050
Basic net (loss) income per share	$ (0.15)	$ 0.04	$ (0.05)	$ 0.04	$ (0.46)	$ 0.26
Diluted net (loss) income per share	$ (0.15)	$ 0.04	$ (0.05)	$ 0.04	$ (0.46)	$ 0.26
Southport Acquisition Corp | Class And B Non Redeemable Common Stock
Other (expense) income, net:
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.27)	$ (0.1)	$ (0.29)	$ (0.06)	$ (0.76)	$ (0.09)
Diluted net (loss) income per share	$ (0.27)	$ (0.1)	$ (0.29)	$ (0.06)	$ (0.76)	$ (0.09)